ANNUAL REPORT


1996
1996
1996
1996
1996


SMITH BARNEY
MONEY FUNDS, INC.
-----------------
December 31, 1996


[LOGO]  SMITH BARNEY MUTUAL FUNDS

        Investing for you future.
        Every day.

--------------------------------------------------------------------------------
SMITH BARNEY MONEY FUNDS, INC.
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to provide you with the annual report for the Smith Barney Money Funds, Inc. for the year ended December 31, 1996. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A more detailed summary of performance can be found in the appropriate sections that follow in the report.

Performance Summary

The chart below provides the yields for the Cash, Government and Retirement Portfolios that make up the Smith Barney Money Funds for the seven-day period ended December 31, 1996.

Smith Barney Money Funds Yields (Class A Shares)

Portfolio                                   Seven-Day Yield    Effective Yield*
-------------------------------------------------------------------------------
Cash                                             4.90%              5.02%
Government                                       4.81%              4.93%
Retirement                                       4.81%              4.92%
*Assumes dividends are reinvested.

You should be aware that your investment in the Smith Barney Money Funds is neither insured nor guaranteed by the U.S. Government. Moreover, no assurance can be given that the Smith Barney Money Funds will be able to maintain a stable net asset value of $1.00 per share.

Asset Growth of Portfolios

Because the Federal Reserve Board (Fed) has kept the federal funds rate (the benchmark of short-term interest rates and the rate banks charge each other for overnight loans) unchanged at 5.25% since January 1996, the interest rate environment for the past year had little impact on the returns for money market funds. Nevertheless, the growth in 401(k) retirement plans, new money from insured, fixed-rate bank products and the relatively attractive returns for money funds compared to bond fund returns have produced another year of double-digit asset growth for the money fund industry. During 1996, assets under management in the Cash Portfolio rose 19.5% while assets in the Government and Retirement Portfolios grew 9.0% and 5.9%, respectively.

Market Update and Outlook

1996 posed a dilemma for both the Fed and investors because of widespread expectations that the Fed would raise short-term interest rates. Instead, the Fed chose to remain on the sidelines and left interest rates unchanged. The last Fed action came in January 1996 when it lowered the federal funds rate from

5.50% to 5.25%. However, despite making few changes to its existing policy, the Fed has signaled that it will not hesitate to raise interest rates should any signs of inflationary pressures emerge.

During the third quarter, U.S. economic growth, as measured by Gross Domestic Product (GDP), rose at a 2.1% annual rate after the second quarter's 4.7% annual rate. Most of this increase in GDP came not from higher consumer spending but from a build-up in inventories. This was a departure since U.S. economic growth in recent quarters has primarily come from investments by businesses and consumers. The fixed income markets generally performed better in the fourth quarter due to modest U.S. economic growth, little or no inflation, positive job growth in line with market expectations and generally upbeat consumers.

The yet-to-be released fourth quarter GDP is expected to show above average trend growth with estimates ranging from 3.3% to 4.7%. Most of that strength is predicted to come from exports and overall good Christmas sales.

In our view, the U.S. economy appears to be operating at a sustainable level. Inventories are under control and real estate prices are fairly stable. Although job creation remains strong, many U.S. consumers have started to save more and consumer spending has slowed down from early 1996. Given these conditions, we do not believe a recession is likely. However, given the fact that the U.S. economy is now in its sixth year of expansion, it is less likely that the economy can continue to post two or three quarters of 3.5% growth; a scenario which would worry the Fed and cause it to tighten monetary policy.

In light of the current state of the U.S. economy, we believe short-term interest rates will stay in a narrow trading range over the next few months. Fed Chairman Alan Greenspan's widely circulated comments about too much speculation in the equity market suggest to us that the Fed is uncomfortable with the stock market's historically high levels and will monitor the situation closely in the months ahead.

Investment Strategy

During the Smith Barney Money Funds' fiscal year ended December 31, 1996, the average life of the Cash Portfolio ranged from 70 to 85 days and the Government Portfolio's average life ranged from 50 to 70 days. Moreover, during the reporting period, the Retirement Portfolio's average life ranged from 47 days to 65 days.

Over the near term, we expect to maintain a 60 to 70 day average life for the Cash Portfolio as data regarding the pace of U.S. economic growth and inflation is released. In terms of the composition of the Cash Portfolio, we have increased our governments and agencies exposure to roughly 10% and increased our holdings in asset-backed commercial paper from 10% to 15% since the issuance of corporate and industrial paper has been declining. Most corporations continue to be cash rich and mergers have reduced the number of names from our approved list of issuers.

In closing, thank you for investing in the Smith Barney Money Funds. We look forward to continuing to help you achieve your financial goals.

Sincerely,

/s/ Heath B. McLendon        /s/ Phyllis M. Zahorodny

Heath B. McLendon            Phyllis M. Zahorodny
Chairman and                 Vice President
Chief Executive Officer

January 13, 1997

--------------------------------------------------------------------------------
Schedules of Investments                                       December 31, 1996
--------------------------------------------------------------------------------

                                CASH PORTFOLIO

      FACE                                                            ANNUALIZED
     AMOUNT                   SECURITY                                  YIELD           VALUE
=================================================================================================
U.s. Treasury Obligations -- 0.2%
  $   50,000,000         U.S. Treasury Bill matures 1/9/97
                         (Cost --$49,946,611)                             5.04%      $ 49,946,611
=================================================================================================
U.s. Agencies And Instrumentalities -- 10.7%
     519,000,000         Federal Farm Credit Bank
                           mature 2/3/97 to 1/2/98                    4.95 to 6.01    518,643,883
     295,210,000         Federal Home Loan Bank
                           mature 1/29/97 to 10/3/97                  4.95 to 6.10    295,037,375
     119,360,000         Federal Home Loan Mortgage Corp.
                           mature 3/21/97 to 3/27/97                  5.43 to 5.44    117,878,380
   1,780,390,000         Federal National Mortgage Association
                           mature 1/23/97 to 12/16/97                 4.98 to 6.10  1,774,648,796
     250,000,000         Student Loan Marketing Association
                           matures 9/12/97                            6.02 to 6.10    249,779,333
-------------------------------------------------------------------------------------------------
                         TOTAL U.S. AGENCIES AND
                         INSTRUMENTALITIES
                         (Cost -- $2,955,987,767)                                   2,955,987,767
=================================================================================================
Domestic Bank Obligations -- 3.4%
     235,000,000         BankAmerica Corp.
                           mature 1/17/97 to 11/7/97                  4.95 to 5.60    234,947,614
     100,500,000         Bank of America (Illinois)
                           mature 1/8/97 to 12/19/97                  5.40 to 6.07    100,423,596
      25,000,000         Bank of New York matures 1/29/97                 5.78         24,984,279
     177,500,000         FCC National
                           mature 2/5/97 to 11/4/97                   5.43 to 6.15    177,478,473
     100,000,000         First Union National Bank
                           mature 1/8/97 to 1/16/97                   5.36 to 5.10    100,000,000
     100,000,000         Morgan Guaranty
                           mature 1/15/97 to 2/13/97                  5.00 to 5.26     99,993,657
     100,000,000         National Bank of Detroit matures 1/3/97          5.30         99,999,468
     100,000,000         NationsBank Corp.
                           mature 2/13/97 to 2/20/97                      5.35        100,000,000
-------------------------------------------------------------------------------------------------
                         TOTAL DOMESTIC BANK
                         OBLIGATIONS
                         (Cost -- $937,827,087)                                       937,827,087
=================================================================================================
Domestic Certificates Of Deposit -- 1.8%
     200,000,000         Chase Manhattan USA Delaware
                           mature 1/17/97 to 6/9/97                   4.95 to 6.06    200,000,000
     300,000,000         Morgan Guaranty
                           mature 8/5/97 to 10/3/97                   5.70 to 6.00    300,028,241
-------------------------------------------------------------------------------------------------
                         TOTAL DOMESTIC
                         CERTIFICATES OF DEPOSIT
                         (Cost -- $500,028,241)                                       500,028,241
=================================================================================================

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1996
--------------------------------------------------------------------------------

                                CASH PORTFOLIO

 FACE                                                            ANNUALIZED
AMOUNT                   SECURITY                                  YIELD               VALUE
===============================================================================================
Domestic European Certificates Of Deposit -- 0.6%
     $125,000,000         Chase Manhattan
                            mature 1/13/97 to 3/25/97           5.37% to 5.80%     $125,000,000
       40,000,000         Republic National Bank of New York
                            matures 1/16/97                         5.21             40,001,248
-----------------------------------------------------------------------------------------------
                          TOTAL DOMESTIC EUROPEAN
                          CERTIFICATES OF DEPOSIT
                          (Cost -- $165,001,248)                                    165,001,248
===============================================================================================
Commercial Paper -- 55.0%
      215,000,000         Abbey National North America
                            mature 3/10/97 to 4/8/97            5.50 to 5.82        212,456,583
      153,000,000         ABN AMRO Bank N.V.
                            mature 1/13/97 to 3/18/97           5.37 to 5.64        151,919,493
      100,000,000         American Express Co.
                            matures 3/26/97                         5.47             98,740,000
       45,000,000         American Home Products
                            matures 1/29/97                         5.39             44,813,450
       46,628,000         American Home Products (Robins)
                            mature 1/24/97 to 3/11/97           5.38 to 5.46         46,330,878
       20,000,000         American Home Products (Sherwood)
                            matures 1/24/97                         5.38             19,932,022
      199,500,000         ANZ Delaware Inc.
                            mature 2/3/97 to 3/27/97            5.36 to 5.47        197,717,853
      387,000,000         Asset Securitization Corp.
                            mature 1/14/97 to 2/18/97           5.36 to 5.50        385,320,700
      425,000,000         Associates Corp. of North America
                            mature 1/21/97 to 4/2/97            5.36 to 5.48        422,155,048
       35,000,000         Banc One Corp. matures 2/14/97            5.37             34,773,278
       50,000,000         Banc One Funding matures 2/7/97           5.41             49,724,556
      175,000,000         Banca Commerciale Italiana
                            mature 2/5/97 to 3/25/97            5.37 to 5.57        173,589,701
      170,000,000         Bank America National Trust
                            Savings Association
                            mature 1/14/97 to 3/25/97           5.58 to 5.76        168,521,458
       50,000,000         Bank Austriengellschaft
                            matures 2/14/97                         5.36             49,676,723
      402,355,000         Bank Brussel Lambert
                            mature 1/7/97 to 6/6/97             5.38 to 5.79        400,066,779
      150,000,000         Bank of Montreal
                            mature 2/3/97 to 2/5/97             5.40 to 5.45        149,231,903
       75,000,000         Bank of Nova Scotia
                            mature 1/6/97 to 3/10/97            5.43 to 5.50         74,474,959
       50,000,000         Bankers Trust N.Y. Corp.
                            matures 1/30/97                         5.40             49,785,723

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1996
--------------------------------------------------------------------------------

                                CASH PORTFOLIO

 FACE                                                            ANNUALIZED
AMOUNT                   SECURITY                                  YIELD               VALUE
===============================================================================================
Commercial Paper -- 55.0% (continued)
     $150,000,000         Barclays U.S. Funding Corp.
                            mature 1/15/97 to 2/20/97           5.36% to 5.40%     $149,161,638
      179,696,000         Barton Capital Corp.
                            mature 1/15/97 to 3/10/97           5.37 to 5.44        178,628,257
       50,000,000         Bayerische Landesbank
                            matures 2/3/97                          5.55             49,752,500
      125,000,000         Bayerische Vereinsbank
                            mature 1/3/97 to 2/7/97             5.40 to 5.65        124,553,549
      240,000,000         BCI Funding Corp.
                            mature 1/15/97 to 3/21/97           5.42 to 5.60        238,532,595
      220,000,000         Bear Stearns & Co.
                            mature 1/24/97 to 3/14/97           5.38 to 5.50        218,587,767
       80,054,000         British Telecommunications
                            mature 5/21/97 to 5/27/97           5.43 to 5.44         78,373,082
       75,000,000         Cades mature 1/9/97 to 1/16/97        5.40 to 5.60         74,855,806
      140,800,000         Cafco mature 2/19/97 to 3/18/97       5.35 to 5.41        139,514,452
      250,000,000         Canadian Imperial Holdings Inc.
                            mature 1/6/97 to 3/5/97             5.35 to 5.37        248,618,868
       75,000,000         Cariplo Finance
                            mature 3/7/97 to 5/12/97            5.43 to 5.47         73,790,111
      175,000,000         Chase Manhattan Bank
                            mature 1/15/97 to 2/10/97           5.35 to 5.65        174,205,528
      199,500,000         Cheltenham & Gloucester Building
                            Society mature 3/20/97 to 5/14/97   5.40 to 5.45        196,408,884
      135,000,000         Ciesco L.P.
                            mature 1/29/97 to 2/14/97           5.34 to 5.36        134,269,879
      450,000,000         CIT Group Holdings, Inc.
                            mature 1/28/97 to 3/31/97           5.35 to 5.50        446,610,000
       68,000,000         Citicorp matures 1/2/97                   7.00             67,986,779
       25,000,000         Commerzbank U.S. Finance
                            matures 3/20/97                         5.43             24,709,667
      380,000,000         Corporate Receivables Corp.
                            mature 1/14/97 to 3/14/97           5.37 to 5.55        378,034,613
       78,500,000         Creditanstalt Finance, Inc.
                            mature 2/11/97 to 3/24/97           5.45 to 5.47         77,709,726
      180,000,000         Credito Italiano Delaware, Inc.
                            mature 1/9/97 to 3/10/97            5.41 to 5.80        178,824,983
      360,000,000         CXC, Inc.
                            mature 1/17/97 to 3/18/97           5.37 to 5.50        357,686,894
      399,500,000         Daimler-Benz North American Corp.
                            mature 1/6/97 to 3/26/97            5.31 to 5.55        397,835,809
      120,000,000         Dean Witter, Discover & Co.
                            mature 2/21/97 to 2/27/97           5.36 to 5.47        118,993,533

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1996
--------------------------------------------------------------------------------

                                CASH PORTFOLIO

 FACE                                                            ANNUALIZED
AMOUNT                   SECURITY                                  YIELD               VALUE
===============================================================================================
Commercial Paper -- 55.0% (continued)
     $373,167,000         Delaware Funding Corp.
                            mature 1/21/97 to 3/13/97           5.36% to 5.50%     $370,013,428
      140,000,000         Den Danske Corp.
                            mature 1/30/97 to 3/17/97           5.36 to 5.44        138,714,730
      150,000,000         Dresdner U.S. Finance, Inc.
                            mature 1/6/97 to 3/6/97             5.37 to 5.38        149,020,764
       50,000,000         E.I. du Pont de Nemours
                            matures 5/9/97                          5.40             49,064,889
       50,000,000         Eiger Capital matures 3/17/97             5.42             49,442,709
      338,518,000         Enterprise Funding Corp.
                            mature 1/17/97 to 3/7/97            5.36 to 5.46        336,474,139
       60,000,000         Falcon Asset Security Corp.
                            mature 1/10/97 to 2/5/97            5.37 to 5.45         59,782,660
       75,000,000         Ford Credit Europe PLC
                            mature 1/13/97 to 2/10/97           5.37 to 5.41         74,748,500
      375,000,000         Ford Motor Credit
                            mature 1/10/97 to 3/31/97           5.37 to 5.66        372,742,250
      550,000,000         General Electric Capital Corp.
                            mature 1/16/97 to 4/30/97           5.36 to 5.85        544,282,002
      445,000,000         General Motors Acceptance Corp.
                            mature 2/10/97 to 6/2/97            5.60 to 5.82        440,325,961
       75,000,000         Generale Bank Inc.
                            mature 1/15/97 to 3/19/97           5.40 to 5.47         74,370,681
      248,700,000         Glaxo Holdings PLC
                            mature 1/15/97 to 3/24/97           5.36 to 5.45        247,018,706
      425,000,000         Goldman Sachs Group L.P.
                            mature 1/10/97 to 6/20/97           5.44 to 5.80        421,281,153
       58,500,000         GTE Corp. matures 2/12/97             5.48 to 5.64         58,187,578
      100,000,000         Household Finance Corp.
                            mature 1/28/97 to 2/13/97               5.36             99,485,320
       25,000,000         Household International matures 1/10/97   5.41             24,966,500
       50,000,000         Indosuez N.A. Inc. matures 3/6/97         5.44             49,522,667
      304,139,000         International Securitization
                            mature 1/10/97 to 3/18/97           5.37 to 5.50        302,838,442
      100,000,000         J.P. Morgan & Co.
                            mature 2/6/97 to 3/17/97            5.42 to 5.52         99,174,209
       25,000,000         Krediet Bank matures 1/21/97              5.37             24,926,111
      311,200,000         Lucent Technologies
                            mature 2/7/97 to 3/24/97            5.35 to 5.45        307,963,415
      100,000,000         McKenna Triangle
                            mature 1/9/97 to 2/10/97            5.36 to 5.37         99,646,444

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1996
--------------------------------------------------------------------------------

                                CASH PORTFOLIO

 FACE                                                            ANNUALIZED
AMOUNT                   SECURITY                                  YIELD               VALUE
===============================================================================================
Commercial Paper -- 55.0% (continued)
     $190,000,000         Merrill Lynch & Co., Inc.
                            mature 1/13/97 to 3/27/97           5.54% to 5.74%     $189,186,379
      375,000,000         Morgan Stanley Group, Inc.
                            mature 1/7/97 to 3/24/97            5.39 to 5.60        373,053,486
      174,500,000         National Australia Bank
                            mature 3/17/97 to 3/27/97           5.44 to 5.47        172,447,214
      260,000,000         National Bank of Canada Finance
                            mature 1/6/97 to 5/9/97             5.38 to 5.44        258,210,432
       45,000,000         National Westminster Bank PLC Canada
                            mature 2/10/97 to 3/17/97           5.40 to 5.45         44,627,486
      220,000,000         NationsBank Corp.
                            mature 1/7/97 to 2/4/97             5.37 to 5.78        219,257,578
      198,650,000         Oesterreichische Kontrollbank AG
                            mature 2/6/97 to 2/18/97            5.36 to 5.40        197,500,903
       55,000,000         Panasonic Finance Inc.
                            matures 3/27/97                         5.50             54,294,854
      189,000,000         Pfizer Inc.
                            mature 3/5/97 to 4/2/97             5.36 to 5.49        186,918,999
      100,000,000         Philip Morris Co., Inc.
                            mature 1/24/97 to 2/7/97            5.36 to 5.40         99,558,368
      311,725,000         Preferred Receivable Funding
                            mature 1/9/97 to 3/19/97            5.37 to 5.81        309,626,155
       76,300,000         Province of British Columbia
                            mature 1/14/97 to 3/27/97           5.46 to 5.70         75,799,215
      103,780,000         Receivable Capital Corp.
                            mature 1/23/97 to 2/14/97           5.46 to 5.57        103,201,788
       15,000,000         Republic National Bank of New York
                            (Canadian Schedule B)
                            matures 2/28/97                         5.39             15,000,400
      130,000,000         Saint-Gobain (Compagnie de)
                            mature 2/24/97 to 5/2/97            5.36 to 5.89        128,223,650
      125,000,000         San Paolo U.S. Finance Inc.
                            mature 2/14/97 to 3/18/97           5.36 to 5.67        123,828,451
       53,000,000         Sara Lee Corp. matures 3/27/97            5.47             52,324,250
       80,750,000         Sheffield Receivable Corp.
                            mature 1/10/97 to 1/17/97           5.38 to 5.39         80,609,254
       20,000,000         Siemens Corp. matures 5/6/97              5.42             19,633,333
      120,000,000         Toronto Dominion Holdings USA Inc.
                            mature 3/6/97 to 3/31/97            5.48 to 5.80        118,631,522
       69,000,000         Transamerica Financial Corp.
                            mature 2/5/97 to 3/24/97            5.38 to 5.53         68,357,119
      295,000,000         Union Bank of Switzerland
                            matures 1/2/97                          7.10            294,941,819

                        See Notes to Financial Statements.
8

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1996
--------------------------------------------------------------------------------

                                CASH PORTFOLIO

 FACE                                                            ANNUALIZED
AMOUNT                   SECURITY                                  YIELD               VALUE
===============================================================================================
Commercial Paper -- 55.0% (continued)
     $ 20,000,000         USAA Capital Corp. matures 2/12/97        5.53%          $ 19,874,467
      150,000,000         Walt Disney Co.
                            mature 1/21/97 to 2/14/97           5.32 to 5.67        149,314,778
       50,000,000         Westdeutsche Landesbank
                            matures 2/14/97                         5.35             49,677,028
      244,758,000         Windmill Funding Corp.
                            mature 1/17/97 to 3/21/97           5.36 to 5.51        242,936,278
       40,000,000         WMX Technologies, Inc.
                            matures 3/18/97                         5.66             39,535,556
      250,000,000         Woolwich Building Society
                            mature 1/30/97 to 3/11/97           5.36 to 5.41        248,042,266
-----------------------------------------------------------------------------------------------
                          TOTAL COMMERCIAL PAPER
                          (Cost -- $15,185,482,313)                              15,185,482,313
===============================================================================================
Time Deposits -- 2.5%
      402,644,000         Republic National Bank of New York
                            matures 1/2/97                          6.88            402,644,000
      300,000,000         Westdeutsche Landesbank
                            matures 1/2/97                          7.00            300,000,000
-----------------------------------------------------------------------------------------------
                          TOTAL TIME DEPOSITS
                          (Cost -- $702,644,000)                                    702,644,000
===============================================================================================
Foreign Certificates Of Deposit -- 23.7%
      284,000,000         Abbey National PLC
                            mature 1/13/97 to 11/26/97          5.50 to 5.78        283,975,627
      125,000,000         ABN AMRO Bank N.V.
                            mature 1/8/97 to 3/17/97            5.40 to 5.81        124,998,804
       80,000,000         ABN AMRO Bank N.V. (Chicago)
                            mature 3/17/97 to 3/27/97           5.60 to 5.64         80,008,673
       50,000,000         ABN AMRO Bank N.V. (New York)
                            matures 10/10/97                        5.70             49,988,892
      150,000,000         Australia & New Zealand Bank
                            mature 2/20/97 to 3/10/97           5.36 to 5.44        150,003,426
      100,000,000         Bank Austriengellschaft
                            mature 1/31/97 to 9/16/97           5.36 to 5.94         99,989,378
      175,000,000         Bank of Montreal
                            mature 1/7/97 to 1/14/97            5.36 to 5.50        175,000,176
      355,000,000         Bank of Nova Scotia
                            mature 1/16/97 to 6/10/97           5.54 to 6.05        354,938,480
       50,000,000         Bankers Trust N.Y. Corp.
                            matures 3/10/97                         5.38             50,000,000
      492,000,000         Banque National de Paris
                            mature 1/2/97 to 12/31/97           5.39 to 5.82        491,975,015

                             See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1996
--------------------------------------------------------------------------------

                                CASH PORTFOLIO

 FACE                                                            ANNUALIZED
AMOUNT                   SECURITY                                  YIELD               VALUE
===============================================================================================
Foreign Certificates Of Deposit -- 23.7% (continued)
     $ 50,000,000         Barclays Bank matures 1/24/97             5.36%        $   50,000,756
      266,000,000         Bayerische Landesbank
                            mature 1/13/97 to 9/26/97           5.26 to 5.90        266,010,742
      305,000,000         Bayerische Vereinsbank
                            mature 1/9/97 to 5/12/97            5.40 to 5.80        305,007,771
      150,000,000         Canadian Imperial Bank of Commerce
                            mature 1/8/97 to 3/31/97            5.36 to 5.42        150,000,385
       50,000,000         Cariplo mature 1/28/97 to 5/12/97     5.39 to 5.46         50,003,739
      250,000,000         Commerzbank AG
                            mature 1/21/97 to 11/18/97          5.37 to 5.87        249,982,909
      304,000,000         Credit Agricole
                            mature 1/7/97 to 3/31/97            5.35 to 5.47        304,001,085
      100,000,000         Credit Suisse matures 2/7/97              5.36            100,001,017
      325,000,000         Creditanstalt Bankverein
                            mature 1/3/97 to 4/7/97             5.35 to 5.42        325,004,807
       50,000,000         Credito Italiano matures 2/7/97           5.42             50,000,506
       25,000,000         Den Danske Bank matures 1/21/97           5.37             25,000,000
      324,000,000         Deutsche Bank
                            mature 1/21/97 to 9/22/97           5.50 to 6.06        324,027,649
      408,200,000         Hessiche Landesbank
                            mature 2/3/97 to 7/18/97            5.33 to 6.07        408,282,195
       88,000,000         International Nederlander Group
                            mature 1/21/97 to 9/22/97           5.36 to 5.37         88,001,096
       50,000,000         National Australia Bank
                            matures 3/17/97                         5.42             50,001,971
      100,000,000         National Bank of Canada
                            mature 3/13/97 to 6/6/97            5.40 to 5.50        100,025,799
      240,000,000         National Westminster Bank PLC
                            mature 1/6/97 to 3/5/97             5.36 to 5.54        239,998,665
      245,000,000         Rabobank Nederlands N.V.
                            mature 1/2/97 to 6/4/97             5.33 to 6.05        244,980,752
      325,000,000         Royal Bank of Canada
                            mature 2/28/97 to 10/17/97          5.53 to 5.93        325,017,475
      165,000,000         San Paolo Bank
                            mature 1/13/97 to 3/24/97           5.41 to 5.52        165,002,131
      436,000,000         Societe Generale
                            mature 1/10/97 to 10/7/97           5.41 to 6.18        435,951,058
       20,000,000         Swiss Bank Corp. matures 6/3/97           6.06             19,991,420
      170,000,000         Toronto Dominion
                            mature 1/13/97 to 3/19/97           5.36 to 5.78        170,004,790

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1996
--------------------------------------------------------------------------------

                                CASH PORTFOLIO

 FACE                                                            ANNUALIZED
AMOUNT                   SECURITY                                  YIELD               VALUE
==================================================================================================
Foreign Certificates Of Deposit -- 23.7% (continued)
     $150,000,000         Union Bank of Switzerland
                            matures 2/10/97                         5.40%          $   150,000,000
       80,000,000         Westdeutsche Landesbank
                            mature 2/6/97 to 6/11/97            5.36 to 6.06            80,000,070
--------------------------------------------------------------------------------------------------
                          TOTAL FOREIGN CERTIFICATES
                          OF DEPOSIT
                          (Cost -- $6,537,177,259)                                   6,537,177,259
==================================================================================================
Short-term Notes -- 1.5%
       27,100,000         Associates Corp. of North America
                            matures 11/15/97                        5.64                27,322,965
       50,000,000         General Electric Capital Corp.
                            matures 1/17/97                         5.29                49,999,126
       25,000,000         General Motors Acceptance Corp.
                            matures 10/7/97                         5.70                25,007,465
      310,000,000         Merrill Lynch & Co., Inc.
                            mature 1/22/97 to 9/11/97           5.19 to 6.16           310,000,000
--------------------------------------------------------------------------------------------------
                          TOTAL SHORT-TERM NOTES
                          (Cost -- $412,329,556)                                       412,329,556
==================================================================================================
Other-certificate Program -- 0.6%
      184,271,000         Standard Credit Card Trust
                            Dakota Certificates Program
                            mature 1/10/97 to 2/10/97
                            (Cost -- $183,588,589)              5.39 to 5.46           183,588,589
--------------------------------------------------------------------------------------------------
                          TOTAL INVESTMENTS -- 100%
                          (Cost -- $27,630,012,671*)                               $27,630,012,671
==================================================================================================

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1996
--------------------------------------------------------------------------------

                             GOVERNMENT PORTFOLIO

 FACE                                                            ANNUALIZED
AMOUNT                   SECURITY                                  YIELD               VALUE
==============================================================================================
U.s. Treasury Obligations-- 1.2%
     $   55,000,000       U.S. Treasury Notes
                                 mature 6/30/97 to 9/30/97
                                 (Cost -- $54,920,629)          5.93% to 6.00%     $54,920,629
==============================================================================================
U.s. Agencies And Instrumentalities -- 91.7%
        292,680,000       Federal Farm Credit Bank
                            mature 1/2/97 to 12/2/97            4.91 to 5.88       290,378,749
        704,540,000       Federal Home Loan Bank
                            mature 1/9/97 to 12/2/97            4.94 to 5.65       700,466,378
      1,110,508,000       Federal Home Loan Mortgage Corp.
                            mature 1/3/97 to 5/6/97             5.28 to 5.44     1,102,709,989
      1,938,590,000       Federal National Mortgage Association
                            mature 1/3/97 to 10/28/97           4.77 to 5.70     1,920,725,960
         45,000,000       Student Loan Marketing Association
                            mature 9/12/97 to 10/3/97           5.85 to 5.91        44,988,490
         20,000,000       World Bank matures 2/18/97                5.64            19,853,333
----------------------------------------------------------------------------------------------
                          TOTAL U.S. AGENCIES AND
                          INSTRUMENTALITIES
                          (Cost -- $4,079,122,899)                               4,079,122,899
==============================================================================================
Repurchase Agreements -- 7.1%
        100,000,000       Goldman Sachs, 6.60% due 1/2/97;
                          Proceeds at maturity -- $100,036,667; (Fully
                          collateralized by U.S. Treasury Bond, 7.25% due 5/15/16;
                          Market value -- $102,000,474)                            100,000,000
        200,000,000       Morgan Guaranty, 6.60% due 1/2/97;
                          Proceeds at maturity -- $200,073,333; (Fully
                          collateralized by U.S. Treasury Notes,
                          5.25% to 7.125% due 12/31/97 to 3/31/00;
                          Market value -- $204,004,181)                            200,000,000
         13,967,000       Morgan Stanley Group, Inc., 6.28% due 1/2/97;
                          Proceeds at maturity -- $13,971,873; (Fully
                          collateralized by U.S. Treasury Bills, due 5/8/97;
                          Market value -- $14,259,032)                              13,967,000
----------------------------------------------------------------------------------------------
                          TOTAL REPURCHASE AGREEMENTS
                          (Cost -- $313,967,000)                                   313,967,000
==============================================================================================
                          TOTAL INVESTMENTS -- 100%
                          (Cost -- $4,448,010,528*)                             $4,448,010,528
==============================================================================================

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1996
--------------------------------------------------------------------------------

                             RETIREMENT PORTFOLIO

 FACE                                                            ANNUALIZED
AMOUNT                   SECURITY                                  YIELD               VALUE
==============================================================================================
U.s. Treasury Obligations -- 0.7%
     $10,000,000          U.S. Treasury Note matures 9/30/97
                          (Cost -- $9,987,567)                      5.93%          $ 9,987,567
==============================================================================================
U.s. Agencies And Instrumentalities -- 6.9%
      29,000,000          Federal Farm Credit Bank
                            mature 2/3/97 to 10/1/97            4.91 to 5.80        28,962,275
      20,000,000          Federal Home Loan Mortgage Corp.
                            matures 3/21/97                         5.42            19,765,194
      44,000,000          Federal National Mortgage Association
                            mature 2/10/97 to 7/17/97           4.81 to 5.67        43,541,338
----------------------------------------------------------------------------------------------
                          TOTAL U.S. AGENCIES AND
                          INSTRUMENTALITIES
                          (Cost -- $92,268,807)                                     92,268,807
==============================================================================================
Domestic Bank Obligations -- 5.6%
      26,000,000          Bank of America
                            mature 1/29/97 to 11/21/97          5.13 to 5.60        25,993,798
      30,000,000          FCC National
                            mature 2/5/97 to 2/20/97            5.40 to 5.57        30,002,508
      20,000,000          NationsBank Corp. matures 2/10/97         5.38            20,000,000
----------------------------------------------------------------------------------------------
                          TOTAL DOMESTIC BANK OBLIGATIONS
                          (Cost -- $75,996,306)                                     75,996,306
==============================================================================================
Commercial Paper -- 43.6%
      10,000,000          Abbey National PLC matures 3/10/97        5.82             9,893,278
      30,000,000          Asset Securitization Corp.
                            mature 1/21/97 to 2/13/97           5.36 to 5.44        29,859,179
      15,000,000          Australia & New Zealand Bank
                            matures 2/26/97                         5.37            14,876,450
      10,000,000          Banca Commerciale Italiana
                            matures 1/2/97                          5.53             9,998,486
      15,000,000          Bank Brussels Lambert
                            matures 1/27/97                         5.38            14,942,475
       8,900,000          Bank of America (BankAmerica Corp.)
                            matures 3/11/97                         5.76             8,804,473
      30,000,000          Bank of New York matures 1/14/97          5.40            29,942,150
      15,000,000          Bank of Nova Scotia matures 1/16/97       5.54            14,966,000
      15,000,000          Bear Stearns & Co. matures 2/5/97         5.39            14,922,271
      12,000,000          Cades mature 2/20/97 to 3/10/97       5.37 to 5.53        11,897,640

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1996
--------------------------------------------------------------------------------

                             RETIREMENT PORTFOLIO

 FACE                                                            ANNUALIZED
AMOUNT                   SECURITY                                  YIELD               VALUE
==============================================================================================
Commercial Paper -- 43.6% (continued)
     $34,000,000          Chase Manhattan Bank Corp.
                            mature 1/27/97 to 3/10/97           5.37% to 5.46%     $33,745,481
      18,000,000          Ciesco L.P. matures 2/10/97               5.38            17,893,400
      10,000,000          Daimler-Benz North America Co.
                            matures 2/10/97                         5.53             9,940,222
      15,000,000          Dean Witter, Discover & Co.
                            matures 1/14/97                         5.50            14,970,858
      20,000,000          First Union Corp. matures 2/18/97         5.36            19,858,933
      25,000,000          Ford Motor Credit Corp.
                            matures 2/3/97                          5.36            24,878,771
      37,000,000          General Electric Capital Corp.
                            mature 1/16/97 to 4/17/97           5.36 to 5.56        36,685,243
      10,000,000          Generale Bank matures 1/16/97             5.64             9,976,917
      26,000,000          Goldman Sachs Group, L.P.
                            mature 1/17/97 to 3/21/97           5.39 to 5.51        25,863,420
      20,000,000          J.P. Morgan & Co.
                            matures 3/24/97                         5.40            19,757,644
      10,000,000          McKenna Triangle matures 2/12/97          5.37             9,937,933
      25,000,000          Merrill Lynch & Co., Inc.
                            mature 1/21/97 to 1/24/97           5.39 to 5.40        24,919,310
      10,000,000          Morgan Stanley Group, Inc.
                            matures 1/29/97                         5.38             9,958,700
      10,000,000          Pfizer Inc. matures 3/5/97                5.36             9,907,425
      25,000,000          Preferred Receivable Funding
                            matures 2/11/97                         5.39            24,848,813
      15,710,000          Raytheon matures 1/13/97                  5.77            15,679,889
      15,000,000          Saint Gobain (Compagnie de)
                            matures 3/31/97                         5.40            14,803,458
      35,000,000          San Paolo U.S. Finance Inc.
                            mature 2/13/97 to 3/17/97           5.41 to 5.45        34,666,967
      15,000,000          Sheffield Receivable Corp.
                            matures 1/15/97                         5.53            14,967,917
      13,800,000          Siemens Corp. matures 2/4/97              5.37            13,730,923
      10,000,000          Transamerica Finance Corp.
                            matures 5/15/97                         5.42             9,803,467
      11,800,000          USAA Capital Corp.
                            matures 2/25/97                         5.50            11,701,749

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1996
--------------------------------------------------------------------------------

                             RETIREMENT PORTFOLIO

 FACE                                                            ANNUALIZED
AMOUNT                   SECURITY                                  YIELD               VALUE
==============================================================================================
Commercial Paper -- 43.6% (continued)
     $20,000,000          Woolwich Building Society
                            matures 3/11/97                         5.40%          $19,795,683
----------------------------------------------------------------------------------------------
                          TOTAL COMMERCIAL PAPER
                          (Cost -- $588,395,525)                                   588,395,525
==============================================================================================
Domestic Certificates Of Deposit -- 2.8%
      20,000,000          Bankers Trust N.Y. Corp.
                            matures 3/20/97                         5.46            20,000,000
      18,000,000          Morgan Guaranty matures 1/8/97            5.40            17,999,994
----------------------------------------------------------------------------------------------
                          TOTAL DOMESTIC CERTIFICATES
                          OF DEPOSIT
                          (Cost -- $37,999,994)                                     37,999,994
==============================================================================================
Foreign Certificates Of Deposit -- 33.5%
      15,000,000          Abbey National PLC
                            matures 4/15/97                         5.50            15,000,386
      20,000,000          ABN-AMRO Bank N.V.
                            mature 1/28/97 to 2/18/97           5.36 to 5.40        20,000,263
      10,000,000          ABN-AMRO Bank N.V. (Chicago)
                            matures 4/29/97                         5.39            10,000,165
      25,000,000          Bank of Montreal
                            mature 1/10/97 to 1/13/97           5.37 to 5.40        25,000,000
      15,000,000          Bank of Nova Scotia matures 3/10/97       5.79            15,000,275
      20,000,000          Banque National de Paris
                            matures 1/24/97                         5.41            20,000,000
      35,000,000          Barclays Bank
                            mature 1/27/97 to 2/6/97            5.37 to 5.40        34,999,965
      33,000,000          Bayerische Vereinsbank
                            mature 1/9/97 to 6/3/97             5.47 to 5.71        32,997,002
      35,000,000          Canadian Imperial Bank of Commerce
                            mature 1/17/97 to 3/10/97           5.39 to 5.60        35,000,446
      25,000,000          Cariplo mature 1/24/97 to 1/28/97     5.39 to 5.41        25,000,215
      29,000,000          Credit Agricole
                            mature 1/27/97 to 2/6/97            5.37 to 5.52        28,999,622
      11,000,000          Credit Suisse matures 2/13/97             5.55            10,999,133
      20,000,000          Creditanstalt Bankverein
                            matures 1/6/97                          5.53            20,000,144
      22,000,000          Credito Italiano
                            mature 1/22/97 to 2/18/97           5.39 to 5.41        22,000,103
      16,000,000          Deutsche Bank
                            mature 2/3/97 to 4/10/97            5.70 to 5.88        15,994,459

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1996
--------------------------------------------------------------------------------

                             RETIREMENT PORTFOLIO

 FACE                                                            ANNUALIZED
AMOUNT                   SECURITY                                  YIELD               VALUE
==============================================================================================
Foreign Certificates Of Deposit -- 33.5% (continued)
     $15,000,000          Hessiche Landesbank
                            matures 2/5/97                          5.38%          $15,000,000
      20,000,000          International Nederlander Group
                            matures 1/21/97                         5.38            20,000,110
      17,800,000          National Westminster Bank PLC
                            mature 1/17/97 to 1/21/97           5.40 to 5.62        17,799,770
      17,000,000          Rabobank Nederlands N.V.
                            mature 6/5/97 to 12/4/97            5.54 to 6.10        16,996,384
      30,000,000          Societe Generale
                            mature 1/16/97 to 2/14/97           5.36 to 5.54        30,000,228
      11,000,000          Toronto Dominion matures 1/13/97          5.78            11,000,089
      10,000,000          Westdeutsche Landesbank
                            matures 2/12/97                         5.52            10,000,321
----------------------------------------------------------------------------------------------
                          TOTAL FOREIGN CERTIFICATES
                          OF DEPOSIT
                          (Cost -- $451,789,080)                                   451,789,080
==============================================================================================
Time Deposits -- 5.9%
      25,000,000          Bank Austriengellschaft
                            matures 1/2/97                          7.00            25,000,000
      30,000,000          Republic National Bank of New York
                            matures 1/2/97                          6.87            30,000,000
      25,000,000          Westdeutsche Landesbank
                            matures 1/2/97                          7.00            25,000,000
----------------------------------------------------------------------------------------------
                          TOTAL TIME DEPOSITS
                          (Cost -- $80,000,000)                                     80,000,000
==============================================================================================
Repurchase Agreement --1.0%
      13,436,000          Morgan Stanley Group, Inc., 6.28% due 1/2/97;
                          Proceeds at maturity -- $13,440,688; (Fully collateralized by U.S. Treasury Note, 6.75% due 5/31/97;
                          Market value -- $13,710,091)(Cost -- $13,436,000)         13,436,000
==============================================================================================
                          TOTAL INVESTMENTS -- 100%
                          (Cost --$1,349,873,279*)                              $1,349,873,279
==============================================================================================

* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 1996
--------------------------------------------------------------------------------

                                              Cash             Government       Retirement
                                            Portfolio           Portfolio       Portfolio
=============================================================================================
ASSETS:
  Investments, at amortized cost          $27,630,012,671      $4,448,010,528  $1,349,873,279
  Cash                                                459                 903             320
  Interest receivable                         175,122,276           4,477,068       8,229,151
  Other assets                                  4,587,461           1,809,039         260,570
---------------------------------------------------------------------------------------------
  Total Assets                             27,809,722,867       4,454,297,538   1,358,363,320
---------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased            249,871,044                  --              --
  Dividends payable                            58,279,964           9,366,922       2,820,690
  Management fees payable                       9,255,999           1,617,892         424,137
  Distribution fees payable                     2,583,150              99,357          42,345
  Deferred compensation payable                   134,991              23,425           9,462
  Accrued expenses                              2,265,894             469,269          49,194
---------------------------------------------------------------------------------------------
  Total Liabilities                           322,391,042          11,576,865       3,345,828
---------------------------------------------------------------------------------------------
Total Net Assets                          $27,487,331,825      $4,442,720,673  $1,355,017,492
=============================================================================================
NET ASSETS CONSIST OF:
  Capital Stock
     (40,000,000,000,
     10,000,000,000, and
     5,000,000,000 shares
     authorized, respectively;
     par value $0.01 per share)           $   274,882,557      $   44,427,040  $   13,550,175
  Capital paid in excess
     of par value                          27,213,621,014       4,398,293,633   1,341,467,317
  Accumulated net realized
     loss from security
     transactions                              (1,171,746)                 --              --
---------------------------------------------------------------------------------------------
Total Net Assets                          $27,487,331,825      $4,442,720,673  $1,355,017,492
=============================================================================================
Shares Outstanding:
   Class A                                 27,434,516,409       4,353,009,274   1,355,017,492
---------------------------------------------------------------------------------------------
   Class C                                      2,152,334             981,719              --
---------------------------------------------------------------------------------------------
   Class Y                                     51,581,407          51,873,156              --
---------------------------------------------------------------------------------------------
   Class Z                                          5,574          36,839,879              --
---------------------------------------------------------------------------------------------
Net Asset Value, per Class                          $1.00               $1.00           $1.00
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Operations                    For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

                                                   Cash           Government    Retirement
                                                Portfolio         Portfolio     Portfolio
==========================================================================================
INVESTMENT INCOME:
  Interest                                   $1,403,732,878      $235,143,395  $69,480,905
------------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 3)                      103,013,084        18,688,740    5,588,496
  Distribution fees (Note 3)                     25,523,263         4,310,750    1,272,124
  Shareholder and system servicing fees          24,044,376         2,613,954    1,696,927
  Shareholder communications                      1,747,752           171,478      101,760
  Custody                                         1,640,022           172,846       58,966
  Registration fees                               1,352,898           537,449      210,061
  Insurance                                         349,889            63,581           --
  Directors' fees                                   260,004            25,000       24,998
  Audit and legal                                    91,112            57,165       14,905
  Other                                               3,898             6,796       45,078
------------------------------------------------------------------------------------------
  Total Expenses                                158,026,298        26,647,759    9,013,315
------------------------------------------------------------------------------------------
Net Investment Income                         1,245,706,580       208,495,636   60,467,590
------------------------------------------------------------------------------------------
Net Realized Gain From
  Security Transactions                             282,722            23,025           --
------------------------------------------------------------------------------------------
Increase in Net Assets
  From Operations                            $1,245,989,302      $208,518,661  $60,467,590
==========================================================================================

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    Years Ended December 31,
                                            -----------------------------------
CASH PORTFOLIO                                      1996              1995
===============================================================================
OPERATIONS:
  Net investment income                     $   1,245,706,580  $  1,110,789,278
  Net realized gain                                   282,722           406,767
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations        1,245,989,302     1,111,196,045
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                          (1,245,706,580)   (1,109,614,260)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Proceeds from sale of shares                112,463,129,671    95,078,500,639
  Net asset value of shares issued
    for reinvestment of dividends               1,224,522,521     1,061,864,432
  Cost of shares reacquired                  (109,201,241,036)  (90,733,030,654)
-------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                     4,486,411,156     5,407,334,417
-------------------------------------------------------------------------------
Increase in Net Assets                          4,486,693,878     5,408,916,202

NET ASSETS:
  Beginning of year                            23,000,637,947    17,591,721,745
-------------------------------------------------------------------------------
  End of year                               $  27,487,331,825  $ 23,000,637,947
===============================================================================

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------
                                                    Years Ended December 31,
                                            -----------------------------------
Government Portfolio                               1996               1995
===============================================================================
OPERATIONS:
  Net investment income                     $    208,495,636   $    212,199,200
  Net realized gain                                   23,025            404,836
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations         208,518,661        212,604,036
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                           (208,518,661)      (211,997,883)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Proceeds from sale of shares                16,447,868,058     16,176,144,568
  Net asset value of shares issued
    for reinvestment of dividends                207,002,672        205,431,104
  Cost of shares reacquired                  (16,287,630,574)   (16,036,689,142)
-------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                      367,240,156        344,886,530
-------------------------------------------------------------------------------
Increase in Net Assets                           367,240,156        345,492,683

NET ASSETS:
  Beginning of year                            4,075,480,517      3,729,987,834
-------------------------------------------------------------------------------
  End of year                               $  4,442,720,673   $  4,075,480,517
===============================================================================

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

                                                    Years Ended December 31,
                                              ---------------------------------
Retirement Portfolio                                 1996              1995
===============================================================================
OPERATIONS:
  Net investment income                       $    60,467,590   $    60,061,754
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations           60,467,590        60,061,754
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                             (60,467,590)      (60,061,754)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Proceeds from sale of shares                  4,577,974,101     4,330,327,073
  Net asset value of shares issued
    for reinvestment of dividends                  60,304,723        58,412,308
  Cost of shares reacquired                    (4,562,913,860)   (4,170,429,234)
-------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                        75,364,964       218,310,147
-------------------------------------------------------------------------------
Increase in Net Assets                             75,364,964       218,310,147

NET ASSETS:
  Beginning of year                             1,279,652,528     1,061,342,381
-------------------------------------------------------------------------------
  End of year                                 $ 1,355,017,492   $ 1,279,652,528
===============================================================================


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    1.  Significant Accounting Policies

    Smith Barney Money Funds, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): the Cash Portfolio, the Government Portfolio and the Retirement Portfolio.

    The significant accounting policies consistently followed by the Fund are:
(a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates market value; (c) interest income is recorded on the accrual basis; (d) direct expenses are charged to each portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) gains or losses on the sale of securities are calculated using the specific identification method; (f) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

    2.  Dividends

    Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

    3.  Management Agreement and Other Transactions

    Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings, Inc. ("SBH"), acts as investment manager to the Fund. As compensation for its services, each Portfolio pays SBMFM a daily fee calculated at the following rates: Cash: 0.45% on the first $6.0 billion of average daily net assets, 0.425% on the next $6.0 billion, 0.40% on the next $6.0 billion and 0.35% on the average daily net assets in excess of $18.0 billion; Government:
0.45% on the first $2.5 billion of the average daily net assets, 0.40% on the next $2.5 billion and

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

0.35% on average daily net assets in excess of $5.0 billion; and Retirement:
0.45% on the first $1.0 billion of average daily net assets, 0.40% on the next $1.0 billion and 0.35% on average daily net assets in excess of $2.0 billion. These fees are calculated daily and paid monthly.

     Pursuant to a Distribution Plan, each Portfolio makes payments to Smith Barney Inc. ("SB"), another subsidiary of SBH, for assistance in distributing Class A and C shares, calculated at the annual rate of 0.10% of average daily net assets of each class, respectively. For the year ended December 31, 1996, total Distribution Plan fees incurred were:

Portfolio                                          Class A               Class C
================================================================================
Cash                                              $25,521,166             $2,097
Government                                          4,309,555              1,195
Retirement                                          1,272,124                 --
================================================================================

     All officers and two Directors of the Fund are employees of SB.

     4.  Capital Loss Carryforward

     At December 31, 1996, the Cash Portfolio had, for Federal tax purposes, approximately $1,357,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on December 31, of the year indicated:

Portfolio                                              2000              2001
================================================================================
Capital Loss Carryforward                            $226,000         $1,131,000
================================================================================

     5.  Repurchase Agreements

     The Fund purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     6.  Capital Shares

     The Fund has multiple classes of shares within the Cash and Government Portfolios. Class A and Class Y shares can be purchased directly by investors; Class C shares can only be purchased by participants in the Smith Barney 401(k) Program; and, Class Z shares can only be purchased by participants in the Smith Barney Employee 401(k) Program.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

    Transactions in shares of each Portfolio were as follows:

                                             Year Ended          Year Ended
Cash Portfolio                            December 31, 1996   December 31, 1995
===============================================================================
Class A
  Shares sold                               112,083,943,961      94,844,353,231
  Shares issued on reinvestment               1,222,436,770       1,060,968,654
  Shares redeemed                          (108,841,816,611)    (90,528,044,829)
-------------------------------------------------------------------------------
  Net Increase                                4,464,564,120       5,377,277,056
===============================================================================
Class C
  Shares sold                                     2,153,797           1,759,379
  Shares issued on reinvestment                     100,716              76,027
  Shares redeemed                                (1,838,758)         (1,421,588)
-------------------------------------------------------------------------------
  Net Increase                                      415,755             413,818
===============================================================================
Class Y
  Shares sold                                   377,031,913         232,388,029
  Shares issued on reinvestment                   1,984,761             819,469
  Shares redeemed                              (357,585,667)       (203,564,237)
-------------------------------------------------------------------------------
  Net Increase                                   21,431,007          29,643,261
===============================================================================
Class Z
  Shares sold                                            --                  --
  Shares issued on reinvestment                         274                 282
  Shares redeemed                                        --                  --
-------------------------------------------------------------------------------
  Net Increase                                          274                 282
===============================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                              Year Ended          Year Ended
Government Portfolio                      December 31, 1996   December 31, 1995
===============================================================================
Class A
  Shares sold                                16,321,871,925      16,082,844,648
  Shares issued on reinvestment                 204,615,591         203,071,713
  Shares redeemed                           (16,210,993,997)    (15,944,430,768)
-------------------------------------------------------------------------------
  Net Increase                                  315,493,519         341,485,593
===============================================================================
Class C
  Shares sold                                        97,252             112,576
  Shares issued on reinvestment                      57,445             117,703
  Shares redeemed                                  (631,770)         (2,732,614)
-------------------------------------------------------------------------------
  Net Decrease                                     (477,073)         (2,502,335)
===============================================================================
Class Y
  Shares sold                                   118,300,033          84,418,479
  Shares issued on reinvestment                     616,191             559,403
  Shares redeemed                               (72,418,898)        (80,518,760)
-------------------------------------------------------------------------------
  Net Increase                                   46,497,326           4,459,122
===============================================================================
Class Z
  Shares sold                                     7,598,848           8,768,865
  Shares issued on reinvestment                   1,713,445           1,682,285
  Shares redeemed                                (3,585,909)         (9,007,000)
-------------------------------------------------------------------------------
  Net Increase                                    5,726,384           1,444,150
===============================================================================

Retirement Portfolio
===============================================================================
Class A
  Shares sold                                 4,577,974,101       4,330,327,073
  Shares issued on reinvestment                  60,304,723          58,412,308
  Shares redeemed                            (4,562,913,860)     (4,170,429,234)
-------------------------------------------------------------------------------
  Net Increase                                   75,364,964         218,310,147
===============================================================================

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

                                                                        Class A
                                                -----------------------------------------------------
Cash Portfolio                                   1996         1995       1994       1993      1992
=====================================================================================================
Net Asset Value, Beginning of Year                $  1.00   $  1.00     $  1.00   $  1.00   $   1.00
-----------------------------------------------------------------------------------------------------
   Net investment income                            0.050     0.054       0.037     0.026      0.033
   Dividends from net investment income            (0.050)   (0.054)     (0.037)   (0.026)   (0.033)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                      $  1.00   $  1.00     $  1.00   $  1.00   $   1.00
-----------------------------------------------------------------------------------------------------
Total Return                                         4.98%     5.53%     3.73%       2.63%     3.31%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (in millions)             $27,434   $22,969   $17,590     $ 2,953   $ 2,841
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                          0.62%     0.62%     0.64%       0.64%     0.60%
   Net investment income                             4.87      5.39      4.10        2.60      3.17
=====================================================================================================

                                                 Class C                       Class Y
                                      -----------------------------   -------------------------------
Cash Portfolio                           1996      1995      1994(1)     1996      1995       1994(2)
=====================================================================================================
Net Asset Value, Beginning of Year    $  1.00   $  1.00   $  1.00     $  1.00   $  1.00   $   1.00
-----------------------------------------------------------------------------------------------------
   Net investment income                0.050     0.054     0.007       0.051     0.054     0.0004
   Dividends from net investment
   income                              (0.050)   (0.054)   (0.007)     (0.051)   (0.054)   (0.0004)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year          $  1.00   $  1.00   $  1.00     $  1.00   $  1.00   $   1.00
-----------------------------------------------------------------------------------------------------
Total Return                             4.98%     5.53%     0.70%+++    5.09%     5.50%      0.40%+++
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)        $ 2,152   $ 1,737   $ 1,323     $51,581   $30,150   $    507
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                              0.62%     0.62%   0.62%+        0.52%     0.51%      0.53%+
   Net investment income                 4.87      5.39     4.77+        4.97      5.29       5.23+
=====================================================================================================

                                                              Class Z
                                                  -----------------------------
Cash Portfolio                                       1996      1995      1994(3)
================================================================================
Net Asset Value, Beginning of Year                $  1.00   $ 1.00      $ 1.00
--------------------------------------------------------------------------------
   Net investment income                            0.051     0.055       0.006
   Dividends from net investment income            (0.051)   (0.055)     (0.006)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                      $  1.00   $  1.00     $  1.00
--------------------------------------------------------------------------------
Total Return                                         5.06%     5.63%       0.60%+++
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)                    $     6   $     5     $     5
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                          0.53%     0.52%    0.47%+
   Net investment income                             4.96      5.49     5.12+
================================================================================

(1) For the period from November 10, 1994 (inception date) to December 31, 1994.
(2) For the period from December 29, 1994 (inception date) to December 31, 1994.
(3) For the period from November 15, 1994 (inception date) to December 31, 1994. +++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

                                                                                Class A
                                                      ------------------------------------------------------
Government Portfolio                                      1996      1995        1994       1993(1)    1992
============================================================================================================
Net Asset Value, Beginning of Year                      $  1.00   $  1.00     $  1.00     $  1.00   $  1.00
------------------------------------------------------------------------------------------------------------
  Net investment income                                   0.048     0.053       0.036       0.025     0.032
  Dividends from net investment income                   (0.048)   (0.053)     (0.036)     (0.025)   (0.032)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                            $  1.00   $  1.00     $  1.00     $  1.00   $  1.00
------------------------------------------------------------------------------------------------------------
Total Return                                               4.89%     5.45%       3.63%       2.55%     3.32%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (in millions)                   $ 4,353   $ 4,038     $ 3,695     $   636   $   675
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                                 0.61%     0.60%       0.61%       0.61%     0.55%
  Net investment income                                    4.78      5.31        4.03        2.53      3.15
============================================================================================================

                                                 Class C (2)                          Class Y (3)
                                          ------------------------------      --------------------------------
Government Portfolio                       1996       1995       1994(4)       1996        1995       1994(5)
==============================================================================================================
Net Asset Value, Beginning of Year       $  1.00    $  1.00     $  1.00      $  1.00      $  1.00     $  1.00
--------------------------------------------------------------------------------------------------------------
  Net investment income                    0.048      0.053       0.036        0.049        0.054       0.036
  Dividends from net investment
    income                                (0.048)    (0.053)     (0.036)      (0.049)      (0.054)     (0.036)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year             $  1.00    $  1.00     $  1.00      $  1.00      $  1.00     $  1.00
--------------------------------------------------------------------------------------------------------------
Total Return                                4.89%      5.46%       3.63%        4.99%        5.55%       3.65%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)            $  982    $ 1,459     $ 3,961      $51,873      $ 5,376     $   917
--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                  0.61%      0.60%       0.61%        0.51%        0.50%       0.60%
  Net investment income                     4.78       5.36        3.78         4.88         5.51        3.58
==============================================================================================================

                                                        Class Z
                                              ------------------------------
Government Portfolio                             1996      1995      1994(6)
==============================================================================
Net Asset Value, Beginning of Year             $  1.00   $  1.00   $  1.00
------------------------------------------------------------------------------
  Net investment income                          0.049     0.054     0.007
  Dividends from net investment income          (0.049)   (0.054)   (0.007)
------------------------------------------------------------------------------
Net Asset Value, End of Year                   $  1.00   $  1.00   $  1.00
------------------------------------------------------------------------------
Total Return                                      4.99%     5.56%     0.70%+++
------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $36,840   $31,113   $29,669
------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        0.51%     0.50%     0.51%+
  Net investment income                           4.88      5.42      4.93+
==============================================================================

  (1) Since no difference in expenses existed for Class A, C and Y shares of the Government Portfolio for 1993, this information is identical for each class of shares.
  (2) The inception date for Class C shares is March 5, 1993.
  (3) The inception date for Class Y shares is October 28, 1993.
  (4) On November 7, 1994, the former Class C shares were renamed as Class Y shares.
  (5) On November 7, 1994, the former Class Y shares were renamed as Class Z shares.
  (6) For the period from November 9, 1994 (inception date) to December 31,
      1994.
+++ Total return is not annualized, as it may not be representative of the total return for the year.
  +   Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each year:

                                                               Class A
                                             -----------------------------------------------
Retirement Portfolio                           1996     1995       1994      1993      1992
============================================================================================
Net Asset Value, Beginning of Year           $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
--------------------------------------------------------------------------------------------
   Net investment income                       0.048     0.053     0.036     0.026     0.032
   Dividends from net investment income       (0.048)   (0.053)   (0.036)   (0.026)   (0.032)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
--------------------------------------------------------------------------------------------
Total Return                                    4.86%     5.42%     3.67%     2.58%     3.26%
--------------------------------------------------------------------------------------------
Net Assets, End of Year (in millions)        $ 1,355   $ 1,280   $ 1,061   $ 1,184   $ 1,030
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                     0.71%     0.72%     0.70%     0.70%     0.64%
   Net investment income                        4.75      5.28      3.57      2.55      3.21
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Smith Barney Money Funds, Inc.:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Smith Barney Money Funds, Inc. (comprising of the Cash, Government and Retirement Portfolios) as of December 31, 1996, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. As to securities purchased but not received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Smith Barney Money Funds, Inc. as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                /s/ KPMG Peat Marwick LLP

New York, New York
February 5, 1997

SMITH BARNEY
MONEY FUNDS, INC.


DIRECTORS
Jessica M. Bibliowicz
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan


OFFICERS
Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Phyllis M. Zahorodny
Vice President

Martin R. Hanley
Investment Officer

Irving P. David
Controller

Christina T. Sydor
Secretary


SMITH BARNEY
---------------------------------
A Member of TravelersGroup [LOGO]


INVESTMENT MANAGER
Smith Barney Mutual Funds
Management Inc.


DISTRIBUTORS
Smith Barney Inc.
PFS Distributor, Inc.


CUSTODIAN
PNC Bank, N.A.


SHAREHOLDER
SERVICING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of Smith Barney Money Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


SMITH BARNEY
MONEY FUNDS, INC.

388 Greenwich Street
New York, New York 10013


FD0858 2/97